Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 18, 2018 $ / shares shares	Dec. 10, 2018 $ / shares shares	May 16, 2014 USD ($) $ / shares shares	Nov. 21, 2013 USD ($) $ / shares shares	May 24, 2013 $ / shares	Jan. 24, 2013 USD ($) $ / shares shares	Jan. 19, 2012 USD ($) $ / shares shares	Nov. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Mar. 31, 2019 Vote / shares $ / shares shares	Dec. 09, 2018 USD ($) Vote / shares $ / shares shares	Mar. 31, 2019 CNY (¥) Vote / shares shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2016 shares	May 23, 2013 $ / shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares					$ 0.00001												$ 0.00100
Number of shares subdivided into for each share					100
Ordinary shares, shares authorized											50,000,000,000				3,263,949,065
Authorized share capital | $											$ 500,000
Ordinary Shares issued, price per share | $ / shares															$ 0.45
Minimum percentage threshold of ownership in the Company where Tencent has veto power												50.00%
Number of Class A ordinary shares each Class B ordinary share is convertible into										1
Ordinary shares cancelled			29,342,994	41,767,800		19,380,900	4,180,200	26,666,700
Xincheng Investment Limited
Class of Stock [Line Items]
Ordinary shares transferred, shares				41,767,800		19,380,900
Ordinary shares transferred, price per share | $ / shares				$ 0.1651		$ 0.1548
Ordinary shares transferred, total amount | $				$ 6,896		$ 3,000
Votion Limited
Class of Stock [Line Items]
Ordinary shares transferred, shares			29,342,994				4,180,200	26,666,700
Ordinary shares transferred, price per share | $ / shares			$ 0.3987				$ 0.003	$ 0.045
Ordinary shares transferred, total amount | $			$ 11,700				$ 13	$ 1,200
IPO
Class of Stock [Line Items]
Ordinary Shares issued									4,834,910
Ordinary Shares issued, price per share | $ / shares									$ 14.00
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares										$ 0.00001	$ 0.00001				$ 0.00001
Ordinary shares, shares authorized										49,000,000,000	49,000,000,000				49,000,000,000
Ordinary shares, shares issued										2,371,289,450					335,534,850
Ordinary shares, shares outstanding										2,371,289,450				335,534,850	335,534,850	340,583,121
Ordinary Shares issued												120,872,750
Number of votes each ordinary share is entitled | Vote / shares												1
Ordinary shares, conversion basis												If any Class C Ordinary Share ceases to be beneficially owned by Mr. Chen Qi, such Class C Ordinary Shares shall be automatically converted into Class A Ordinary Shares on a 1:1 basis upon such cessation of beneficial ownership. Any Class C Ordinary Shares may be converted into Class A Ordinary Shares on a 1:1 basis at the option of the holder thereof. Upon the earlier of (A) Mr. Chen Qi ceasing to serve as the Chief Executive Officer of the Company, and (B) the occurrence of a relevant material breach trigger, all of the Class C Ordinary Shares beneficially owned by Mr. Chen Qi shall automatically be converted into Class A Ordinary Shares on a 1:1 basis.
Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Ordinary Shares issued		118,750,000
Ordinary Shares issued, price per share | $ / shares		$ 0.56
Class A Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Ordinary Shares issued	2,122,750
Ordinary Shares issued, price per share | $ / shares	$ 0.56
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares										$ 0.00001	$ 0.00001
Ordinary shares, shares authorized										500,000,000	500,000,000
Ordinary shares, shares issued										303,234,004					90,491,694
Ordinary shares, shares outstanding										303,234,004					90,491,694
Number of votes each ordinary share is entitled | Vote / shares										30	1
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares															$ 0.00001
Ordinary shares, shares issued															215,243,513
Ordinary shares, shares outstanding														215,243,513	215,243,513	215,243,513
Number of votes each ordinary share is entitled | Vote / shares												30
Ordinary shares, conversion basis												No ordinary share may be converted into Class C Ordinary Shares, except that any ordinary shares beneficially owned by Mr. Chen Qi (if not already Class C Ordinary Shares) shall be automatically converted into Class C Ordinary Shares on a 1:1 basis upon commencement of such beneficial ownership.
Other Classes of Stock
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares											$ 0.00001
Ordinary shares, shares authorized											500,000,000
Class B-1 Ordinary Shares
Class of Stock [Line Items]
Ordinary shares issued						19,380,900
Class B-2 Ordinary Shares
Class of Stock [Line Items]
Ordinary shares issued				41,767,800
Class B-3 Ordinary Shares
Class of Stock [Line Items]
Ordinary shares issued			29,342,994
Convertible Redeemable Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, conversion basis												Any Convertible Redeemable Class B Ordinary Shares may be converted into Class A Ordinary Shares on a 1:1 basis at the option of the holder thereof.
Adjustment to additional paid in capital from difference in carrying value of related share capitals and the initial value of Convertible redeemable Class B Ordinary Shares | ¥													¥ 140,255
Accretive costs | ¥												¥ 0	¥ 0	¥ 0